Loans and advances to credit institutions - Type (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Financial assets
Total financial assets	$ 1,773,414	$ 1,616,873
Loans and advances - Credit institutions
Financial assets
Reciprocal accounts	11,610	17,820
Time deposits	10	0
Guarantee deposits - Collateral delivered for OTC financial derivatives transactions (Note 32)	27,954	13,234
Reverse repurchase agreements	59,512	58,486
Other accounts	24,797	5,438
Total financial assets	123,883	94,978
Loans and advances - Credit institutions | Mexican peso
Financial assets
Total financial assets	94,084	83,382
Loans and advances - Credit institutions | US dollar
Financial assets
Total financial assets	29,620	11,579
Loans and advances - Credit institutions | Other currencies
Financial assets
Total financial assets	179	$ 17
Loans and advances - Credit institutions | SPAIN
Financial assets
Time deposits	$ 10
Time deposits repricing number of days	182 days
Loans and advances - Credit institutions | SPAIN | Fixed interest rate
Financial assets
Borrowings, interest rate	1.50%	1.50%